UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 114.7%
Alabama 2.1%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,192,230
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	8,772,887

		9,965,117
Arizona 2.0%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,206,290
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	898,747
5.5%, 12/1/2029	1,400,000	1,346,072

		9,451,109
California 21.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,140,700
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,670,590
California, Health Facilities Financing Authority Revenue, Scripps Health, Series C, 0.15% *, 10/1/2040, Barclays Bank PLC (b)	1,000,000	1,000,000
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	3,577,532
California, San Gorgonio Memorial Health Care, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,302,950
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,770,302
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,792,955
California, State General Obligation:
5.125%, 4/1/2024	4,400,000	4,465,472
6.0%, 4/1/2038	10,000,000	10,331,800
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,069,840
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,541,250
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	6,801,352
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (a)	10,500,000	10,605,210
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039	1,250,000	1,231,675
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031 (a)	5,130,000	5,186,943
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030 (a)	13,270,000	13,547,343
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	3,000,000	2,375,250
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027 (a)	5,850,000	5,378,724

		102,789,888
Colorado 2.3%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	2,500,000	2,501,150
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,085,475
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,105,620
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	135,000	138,897
Denver, CO, Airport Revenue, Series A, AMT, 6.0%, 11/15/2014 (a)	5,000,000	5,139,050

		10,970,192
Florida 7.9%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	10,163,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033 (a)	8,500,000	8,465,405
Series A-1, 5.375%, 10/1/2035	2,000,000	2,026,500
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,166,800
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,709,339
6.0%, 7/1/2014 (a)	1,000,000	1,026,630
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,506,467
5.75%, 10/1/2038	5,000,000	5,195,450

		37,259,991
Georgia 7.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,187,800
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,086,343
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,286,250
Series A, 5.5%, 9/15/2024	5,000,000	5,029,700
Series A, 5.5%, 9/15/2028	10,000,000	9,739,000
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038 (a)	3,300,000	3,636,996
Georgia, State General Obligation, Series H-3, 0.18% *, 12/1/2026	1,200,000	1,200,000

		35,166,089
Hawaii 2.6%
Hawaii, Airport System Revenue, Series B, AMT, 6.5%, 7/1/2013 (a)	8,800,000	9,023,256
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020 (a)	2,195,000	2,198,205
6.5%, 7/1/2039	1,000,000	1,078,300

		12,299,761
Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	2,135,000	2,349,525
Illinois 6.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,126,200
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,562,225
Series D, 6.5%, 11/1/2038	1,000,000	1,115,690
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	2,753,580
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,163,628
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,983,622
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	3,000,000	3,112,440

		29,817,385
Indiana 1.6%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,876,556
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,451,850

		7,328,406
Kentucky 3.3%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	826,569
Series A, 6.5%, 10/1/2020	1,210,000	1,234,527
Series A, Prerefunded, 6.625%, 10/1/2028	3,135,000	3,282,470
Series A, 6.625%, 10/1/2028	865,000	879,515
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042 (a)	4,000,000	4,323,920
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	4,843,550

		15,390,551
Louisiana 0.5%
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,173,669
Maine 0.0%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	195,000	195,794
Maryland 1.1%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, Prerefunded, 6.75%, 7/1/2030	2,500,000	2,582,100
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,240,503
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,460,835

		5,283,438
Massachusetts 2.6%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023 (a)	5,000,000	4,197,000
Massachusetts, Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2015 (a)	3,000,000	3,023,700
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	1,885,000	1,618,197
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,636,866

		12,475,763
Michigan 2.5%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,085,000	1,085,076
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,446,273
Series I, 6.0%, 10/15/2038	1,000,000	1,078,090
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	4,901,800
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,124,864

		11,636,103
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,271,807
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,571,345
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	365,266
Nevada 2.1%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,860,400
New Jersey 5.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,051,218
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,274,800
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, Series A, AMT, 6.875%, 11/1/2034 (a)	10,775,000	10,780,818
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,308,174
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,705,000	1,842,883
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	3,000,000	3,314,700
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,825,338
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,158,397

		27,556,328
New York 4.4%
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,704,330
New York, State Energy Research & Development Authority, Pollution Control Revenue, New York State Electric & Gas Corp., Series C, 0.14% *, 6/1/2029, Wells Fargo Bank NA (b)	1,000,000	1,000,000
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,727,135
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,403,032

		20,834,497
North Carolina 0.9%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,075,650
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	3,000,000	3,314,730

		4,390,380
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	3,400,000	3,543,140
Ohio 5.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	19,820,000	16,890,406
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,220,250
Series B, 5.5%, 1/1/2039	3,500,000	3,666,985

		25,777,641
Pennsylvania 0.9%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,745,781
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,650,390

		4,396,171
Puerto Rico 4.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,203,520
Series A, 6.5%, 8/1/2044	15,000,000	16,275,300

		19,478,820
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,172,180
South Carolina 2.4%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,501,725
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,464,118
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,150,420
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	1,310,000	1,362,636

		11,478,899
Tennessee 3.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,967,480
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,026,880
Memphis-Shelby County, TN, Airport Revenue, Series D, AMT, 6.25%, 3/1/2017 (a)	565,000	571,695
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	7,973,140
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,857,239

		16,396,434
Texas 11.0%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,126,210
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,281,220
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017 (a)	3,300,000	3,304,917
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,594,570
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,614,335
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.875%, 11/1/2016 (a)	6,500,000	6,813,560
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	1,988,520
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.72% **, 12/15/2017	10,000,000	8,367,500
Series B, 0.87% **, 12/15/2026	1,500,000	1,057,500
Series D, 6.25%, 12/15/2026	5,000,000	5,327,850
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,215,060
5.5%, 8/1/2025	7,250,000	7,612,427
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	1,995,000	1,991,988

		52,295,657
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,570,061
Washington 1.7%
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011 (a)	1,085,000	1,098,443
Series B, AMT, 5.75%, 9/1/2013 (a)	1,045,000	1,057,519
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,062,400

		8,218,362
West Virginia 3.5%
West Virginia, Hospital Finance Authority Revenue, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	12,000,000	12,516,840
Prerefunded, 6.75%, 9/1/2030	4,000,000	4,172,280

		16,689,120
Wisconsin 2.3%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	2,835,000	3,059,248
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	5,903,520
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,680,955

		10,643,723

Total Municipal Bonds and Notes (Cost $502,696,879)		543,063,012
Municipal Inverse Floating Rate Notes (c) 55.9%
California 4.3%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,000,000	10,202,701
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.574%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (d)	10,000,000	10,320,000
Trust: California, State General Obligation, Series 1932, 144A, 8.97%, 6/1/2023, Leverage Factor at purchase date: 2 to 1

		20,522,701
Florida 7.2%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (d)	3,740,000	3,899,599
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (d)	3,915,000	4,082,066
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (d)	4,122,500	4,298,421
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (d)	4,317,500	4,501,743
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (d)	16,470,000	17,172,832
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.411%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		33,954,661
Massachusetts 5.2%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (d)	18,250,000	19,283,799
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (d)	5,000,000	5,283,233
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.692%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		24,567,032
Nevada 6.3%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (d)	9,447,355	9,723,613
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (d)	9,919,723	10,209,794
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (d)	9,627,878	9,909,415
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.673%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		29,842,822
New York 17.3%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (d)	13,500,000	14,673,083
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.26%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (d)	10,000,000	10,774,987
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.693%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (d)	10,000,000	10,881,900
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.84%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (d)	5,425,000	5,709,607
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (d)	8,080,000	8,503,894
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.69%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (d)	12,000,000	12,507,180
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.26%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	17,560,000	18,939,250
Trust: New York City, NY, Series 2008-1190, 144A, 9.26%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		81,989,901
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (d)	10,000,000	10,805,750
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.26%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.3%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (d)	10,756,695	11,720,468
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.805%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (d)	10,200,000	11,186,493
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.81%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (d)	10,564,925	11,435,967
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.818%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		34,342,928
Texas 2.3%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (d)	10,000,000	11,044,250
Trust: Texas, State General Obligation, Series 2008-1147, 144A, 9.26%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.7%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (d)	8,190,000	9,016,599
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (d)	7,630,000	8,400,080
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.192%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

		17,416,679

Total Municipal Inverse Floating Rate Notes (Cost $254,050,173)		264,486,724

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $756,747,052) †	170.6	807,549,736
Other Assets and Liabilities, Net	(28.6)	(135,455,759)
Preferred Shares, at Redemption Value	(42.0)	(198,750,000)

Net Assets Applicable to Common Shareholders	100.0	473,343,977

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of February 28, 2010.

**
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

†
The cost for federal income tax purposes was $755,854,091.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $51,695,645.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,747,084 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,051,439.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	3.6
Assured Guaranty Corp.	2.0
Assured Guaranty Municipal Corp.	9.6
Financial Guaranty Insurance Co.	3.6
National Public Finance Guarantee Corp.	2.8

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(b)	Security incorporates a letter of credit from the bank listed.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(e)	$—	$807,549,736	$—	$807,549,736
Total	$—	$807,549,736	$—	$807,549,736
(e) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010